Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivable		¥ 347,861		¥ 233,280
Deposits with third-party payment channels	[1]	269,960		245,052
Corporate lending receivable	[2]	255,403
Input VAT	[3]	119,126		94,063
Advance to suppliers	[4]	50,589		78,118
Deferred platform commission cost		30,718		30,539
Prepaid service fee and issuance fee		11,200		17,004
Others		19,315		25,308
Prepaid expenses and other current assets		¥ 1,104,172	$ 151,271	¥ 723,364

[1]	Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their Revenue Sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	Corporate lending receivable was loans provided to a third-party entity during the year ended December 31, 2024. The annual interest rate is from 8.5% to 10.5%. The repayments were guaranteed by two individuals and shall be executed on the first anniversary of the loan origination unless otherwise agreed by the Group and the borrower.
[3]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.
[4]	Advance to suppliers were primarily for advertising fees and related service fees.